JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 96.2%
Aerospace & Defense — 0.5%
AAR Corp. *	14		452
Astronics Corp. *	13		187
Ducommun, Inc. *	4		186
Moog, Inc., Class A	2		114
Triumph Group, Inc. * (a)	5		91
Vectrus, Inc. *	1		35

			1,065

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc. * (a)	5		392
Echo Global Logistics, Inc. *	2		90
Forward Air Corp.	2		183
Hub Group, Inc., Class A *	14		941

			1,606

Airlines — 0.7%
Alaska Air Group, Inc. *	6		328
Allegiant Travel Co. *	3		528
Spirit Airlines, Inc. *	27		703

			1,559

Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc. *	39		343
Dana, Inc.	46		1,020
Goodyear Tire & Rubber Co. (The) *	30		526
Lear Corp.	2		329
Patrick Industries, Inc.	5		408

			2,626

Banks — 7.5%
Ameris Bancorp	5		240
Associated Banc-Corp.	7		154
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	20		707
Bar Harbor Bankshares	3		84
Business First Bancshares, Inc.	4		96
Capital Bancorp, Inc.	2		38
Capstar Financial Holdings, Inc.	3		72
Cathay General Bancorp	4		145
Community Trust Bancorp, Inc.	1		28
ConnectOne Bancorp, Inc.	33		990
Customers Bancorp, Inc. *	15		654
Dime Community Bancshares, Inc.	3		88
Enterprise Financial Services Corp.	1		53
Financial Institutions, Inc. (a)	8		236
First BanCorp (Puerto Rico)	76		1,000
First Bank	2		28
First Commonwealth Financial Corp.	7		91
First Community Bankshares, Inc.	2		48
First Horizon Corp.	55		893
First Internet Bancorp	2		75
FNB Corp.	32		370
Great Southern Bancorp, Inc.	3		153
Hancock Whitney Corp.	10		485
Hanmi Financial Corp.	14		289
HBT Financial, Inc.	5		78
Hilltop Holdings, Inc.	12		382
Investors Bancorp, Inc.	92		1,397
Metropolitan Bank Holding Corp. *	2		135
Mid Penn Bancorp, Inc.	1		36
MVB Financial Corp.	—	(b)	7
OceanFirst Financial Corp.	35		754
Origin Bancorp, Inc.	2		68
PacWest Bancorp	10		473
Peapack-Gladstone Financial Corp.	3		107
Popular, Inc. (Puerto Rico)	13		1,018
QCR Holdings, Inc.	1		67
RBB Bancorp	2		55
Sierra Bancorp	1		30
Signature Bank	5		1,226
SmartFinancial, Inc.	5		121
Sterling Bancorp	11		270
Synovus Financial Corp.	10		426
Umpqua Holdings Corp.	34		678
United Community Banks, Inc.	8		249
Valley National Bancorp	12		154
Western Alliance Bancorp	4		457
Wintrust Financial Corp.	3		273
Zions Bancorp NA	18		1,096

			16,574

Beverages — 0.1%
Coca-Cola Consolidated, Inc.	—	(b)	177

Biotechnology — 8.9%
Akebia Therapeutics, Inc. * (a)	155		448
Alector, Inc. * (a)	12		265
Allogene Therapeutics, Inc. * (a)	11		288
Amicus Therapeutics, Inc. *	62		592
AnaptysBio, Inc. *	30		814
Arena Pharmaceuticals, Inc. *	34		2,000
Arrowhead Pharmaceuticals, Inc. *	12		762
Atara Biotherapeutics, Inc. *	2		38
Bluebird Bio, Inc. *	1		16
Blueprint Medicines Corp. *	5		514
Bolt Biotherapeutics, Inc. *	7		90
Bridgebio Pharma, Inc. * (a)	6		281
CareDx, Inc. *	4		222
Catalyst Pharmaceuticals, Inc. *	49		259
Chinook Therapeutics, Inc. *	15		191
Coherus Biosciences, Inc. * (a)	15		241
Decibel Therapeutics, Inc. * (a)	21		163
Dicerna Pharmaceuticals, Inc. *	18		353
Eliem Therapeutics, Inc. * (a)	26		461
Fate Therapeutics, Inc. *	17		1,031
Frequency Therapeutics, Inc. *	50		352
Gritstone bio, Inc. * (a)	3		35
Inozyme Pharma, Inc. * (a)	42		489
Invitae Corp. *	12		350
Jounce Therapeutics, Inc. *	9		70
Kronos Bio, Inc. * (a)	16		340
Kura Oncology, Inc. *	2		28
Kymera Therapeutics, Inc. *	15		863
MeiraGTx Holdings plc * (a)	8		105
Molecular Templates, Inc. * (a)	30		203
Mustang Bio, Inc. *	78		208
Myriad Genetics, Inc. *	28		914
Natera, Inc. *	5		602
PTC Therapeutics, Inc. *	9		327
Radius Health, Inc. *	1		15
REVOLUTION Medicines, Inc. * (a)	17		473
Sage Therapeutics, Inc. *	5		217
Sarepta Therapeutics, Inc. *	12		1,082

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sera Prognostics, Inc., Class A * (a)	18	200
Spruce Biosciences, Inc. * (a)	16	93
Sutro Biopharma, Inc. *	3	53
TCR2 Therapeutics, Inc. *	6	48
Travere Therapeutics, Inc. * (a)	33	803
Turning Point Therapeutics, Inc. *	6	425
Vericel Corp. * (a)	8	376
Vir Biotechnology, Inc. *	15	662
Xencor, Inc. * (a)	41	1,323
Y-mAbs Therapeutics, Inc. *	1	26

		19,711

Building Products — 1.5%
Advanced Drainage Systems, Inc.	2	195
Apogee Enterprises, Inc.	5	170
Builders FirstSource, Inc. *	31	1,618
Cornerstone Building Brands, Inc. *	18	262
Gibraltar Industries, Inc. *	2	153
Masonite International Corp. *	2	191
Quanex Building Products Corp. (a)	11	233
Resideo Technologies, Inc. *	6	139
UFP Industries, Inc.	7	489

		3,450

Capital Markets — 2.0%
Artisan Partners Asset Management, Inc., Class A	2	98
Blucora, Inc. *	19	296
Brightsphere Investment Group, Inc.	18	463
Cohen & Steers, Inc.	2	134
Cowen, Inc., Class A	11	378
Donnelley Financial Solutions, Inc. *	16	564
Federated Hermes, Inc.	10	325
Focus Financial Partners, Inc., Class A *	13	702
Piper Sandler Cos.	2	305
Stifel Financial Corp. (a)	8	547
Virtus Investment Partners, Inc.	2	659

		4,471

Chemicals — 2.0%
Avient Corp.	16	756
Cabot Corp.	2	95
Ecovyst, Inc.	7	83
HB Fuller Co.	10	652
Ingevity Corp. *	7	492
Koppers Holdings, Inc. *	7	211
Minerals Technologies, Inc.	7	461
Orion Engineered Carbons SA (Germany) *	16	286
Trinseo SA	6	324
Tronox Holdings plc, Class A	30	742
Zymergen, Inc. * (a)	32	424

		4,526

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	28	1,269
ACCO Brands Corp.	29	248
Brink’s Co. (The) (a)	4	260
Herman Miller, Inc.	18	692
HNI Corp.	6	235
KAR Auction Services, Inc. * (a)	7	111
SP Plus Corp. *	11	322
Steelcase, Inc., Class A	25	316

		3,453

Communications Equipment — 0.3%
Extreme Networks, Inc. *	61	605

Construction & Engineering — 2.3%
Argan, Inc.	23	1,022
Comfort Systems USA, Inc.	11	749
EMCOR Group, Inc.	9	1,047
Great Lakes Dredge & Dock Corp. *	33	498
MasTec, Inc. *	12	1,035
Primoris Services Corp.	15	372
Sterling Construction Co., Inc. *	9	193
Tutor Perini Corp. *	14	179

		5,095

Consumer Finance — 1.5%
Enova International, Inc. *	5	173
EZCORP, Inc., Class A * (a)	32	243
Green Dot Corp., Class A *	9	453
Navient Corp.	67	1,317
Nelnet, Inc., Class A	5	412
Oportun Financial Corp. *	8	193
PROG Holdings, Inc. (a)	15	622

		3,413

Containers & Packaging — 0.2%
Greif, Inc., Class A	7	465
Myers Industries, Inc.	5	92

		557

Diversified Consumer Services — 0.3%
Coursera, Inc. *	15	480
WW International, Inc. *	7	130

		610

Diversified Telecommunication Services — 1.1%
IDT Corp., Class B *	39	1,619
Liberty Latin America Ltd., Class A (Chile) *	23	301
Liberty Latin America Ltd., Class C (Chile) *	21	274
Ooma, Inc. * (a)	13	242

		2,436

Electric Utilities — 0.6%
ALLETE, Inc.	6	333
IDACORP, Inc.	2	238
Portland General Electric Co.	10	455
Via Renewables, Inc. (a)	36	369

		1,395

Electrical Equipment — 1.2%
Atkore, Inc. *	11	951
AZZ, Inc.	8	442
Bloom Energy Corp., Class A * (a)	21	386
Powell Industries, Inc.	2	52
Sunrun, Inc. * (a)	21	924

		2,755

Electronic Equipment, Instruments & Components — 2.1%
Advanced Energy Industries, Inc.	6	527
Benchmark Electronics, Inc.	33	879
Fabrinet (Thailand) *	7	759
Itron, Inc. *	2	144
Kimball Electronics, Inc. *	3	68
Sanmina Corp. * (a)	26	993
ScanSource, Inc. *	7	244
Vishay Intertechnology, Inc. (a)	27	544

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Vishay Precision Group, Inc. *	12	424

		4,582

Energy Equipment & Services — 0.7%
ChampionX Corp. *	22	488
National Energy Services Reunited Corp. * (a)	9	118
NexTier Oilfield Solutions, Inc. *	59	270
Oil States International, Inc. * (a)	17	111
Patterson-UTI Energy, Inc.	15	132
ProPetro Holding Corp. *	7	56
Select Energy Services, Inc., Class A *	49	255
Solaris Oilfield Infrastructure, Inc., Class A	21	176

		1,606

Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Class A * (a)	13	483
Cinemark Holdings, Inc. * (a)	51	985
IMAX Corp. * (a)	47	900
Lions Gate Entertainment Corp., Class A *	44	623

		2,991

Equity Real Estate Investment Trusts (REITs) — 5.3%
Agree Realty Corp.	1	86
Alexander & Baldwin, Inc.	11	263
American Assets Trust, Inc.	3	97
American Finance Trust, Inc.	7	57
Apple Hospitality REIT, Inc.	22	349
Armada Hoffler Properties, Inc.	20	271
Broadstone Net Lease, Inc.	13	330
CareTrust REIT, Inc.	3	51
CatchMark Timber Trust, Inc., Class A	13	157
Centerspace	2	198
Chatham Lodging Trust *	3	32
City Office REIT, Inc.	28	491
Community Healthcare Trust, Inc.	2	77
Cousins Properties, Inc.	8	289
DiamondRock Hospitality Co. *	19	182
DigitalBridge Group, Inc. * (a)	59	353
Essential Properties Realty Trust, Inc.	8	209
First Industrial Realty Trust, Inc.	8	411
Four Corners Property Trust, Inc.	12	320
Getty Realty Corp.	2	47
Gladstone Commercial Corp.	12	248
Global Medical REIT, Inc.	2	28
Global Net Lease, Inc.	21	340
Healthcare Realty Trust, Inc.	6	167
Highwoods Properties, Inc.	1	48
Innovative Industrial Properties, Inc.	1	162
Kite Realty Group Trust (a)	15	309
National Storage Affiliates Trust	12	613
Phillips Edison & Co., Inc.	5	160
Physicians Realty Trust	14	248
Piedmont Office Realty Trust, Inc., Class A	8	134
Plymouth Industrial REIT, Inc.	14	319
PotlatchDeltic Corp.	15	764
Retail Opportunity Investments Corp.	21	366
Retail Properties of America, Inc., Class A	24	308
Ryman Hospitality Properties, Inc. *	4	326
Sabra Health Care REIT, Inc.	17	249
SITE Centers Corp.	11	171
STAG Industrial, Inc.	25	982
Summit Hotel Properties, Inc. *	5	49
Sunstone Hotel Investors, Inc. *	42	502
UMH Properties, Inc.	8	174
Urban Edge Properties	7	134
Xenia Hotels & Resorts, Inc. *	29	511

		11,582

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	1	40
BJ’s Wholesale Club Holdings, Inc. *	7	373
Performance Food Group Co. *	14	647
Rite Aid Corp. * (a)	43	606

		1,666

Food Products — 0.8%
Bunge Ltd.	2	195
Darling Ingredients, Inc. *	12	856
Sanderson Farms, Inc.	4	659
Seneca Foods Corp., Class A *	3	125

		1,835

Gas Utilities — 0.5%
Chesapeake Utilities Corp.	2	288
New Jersey Resources Corp.	5	174
Northwest Natural Holding Co.	3	129
Southwest Gas Holdings, Inc.	5	361
Spire, Inc.	4	251

		1,203

Health Care Equipment & Supplies — 3.2%
Alphatec Holdings, Inc. * (a)	16	190
Apyx Medical Corp. *	12	166
Cardiovascular Systems, Inc. * (a)	14	473
Cutera, Inc. * (a)	20	951
Heska Corp. *	3	827
Inogen, Inc. * (a)	21	892
Intersect ENT, Inc. *	5	136
Lantheus Holdings, Inc. *	5	134
Natus Medical, Inc. *	9	231
NuVasive, Inc. *	26	1,549
Ortho Clinical Diagnostics Holdings plc *	21	385
Orthofix Medical, Inc. * (a)	19	717
Outset Medical, Inc. *	4	193
SI-BONE, Inc. *	15	313

		7,157

Health Care Providers & Services — 3.9%
AdaptHealth Corp. *	60	1,402
AMN Healthcare Services, Inc. *	7	838
Cross Country Healthcare, Inc. *	12	261
Hanger, Inc. *	11	237
LHC Group, Inc. *	1	173
MEDNAX, Inc. *	5	134
ModivCare, Inc. *	5	872
National HealthCare Corp.	4	259
Option Care Health, Inc. *	6	153
Owens & Minor, Inc. (a)	14	438
Select Medical Holdings Corp.	28	1,027
Surgery Partners, Inc. * (a)	15	631
Tenet Healthcare Corp. * (a)	33	2,205
Tivity Health, Inc. * (a)	3	69

		8,699

Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc. * (a)	33	435

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Inovalon Holdings, Inc., Class A *	3	137
Inspire Medical Systems, Inc. *	2	466
NextGen Healthcare, Inc. *	27	382
Omnicell, Inc. *	2	237
Schrodinger, Inc. *	12	661

		2,318

Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands, Inc. *	25	615
Boyd Gaming Corp. *	4	228
Brinker International, Inc. * (a)	10	495
Dine Brands Global, Inc. *	5	382
Marriott Vacations Worldwide Corp.	5	739
Penn National Gaming, Inc. *	4	314
RCI Hospitality Holdings, Inc.	2	123
Scientific Games Corp. *	5	449

		3,345

Household Durables — 1.3%
Helen of Troy Ltd. *	2	337
Hooker Furnishings Corp.	9	238
Lifetime Brands, Inc. (a)	23	417
Purple Innovation, Inc. *	7	153
Sonos, Inc. *	15	498
Traeger, Inc. * (a)	5	110
Tupperware Brands Corp. * (a)	6	131
Universal Electronics, Inc. *	7	360
Vizio Holding Corp., Class A * (a)	30	642

		2,886

Household Products — 0.3%
Central Garden & Pet Co., Class A *	14	593

Independent Power and Renewable Electricity Producers — 0.7%
Clearway Energy, Inc.	19	541
Clearway Energy, Inc., Class C	17	518
Sunnova Energy International, Inc. *	11	366
Vistra Corp.	4	71

		1,496

Insurance — 1.1%
American Equity Investment Life Holding Co.	10	293
Argo Group International Holdings Ltd.	7	376
BRP Group, Inc., Class A * (a)	3	90
CNO Financial Group, Inc.	13	294
eHealth, Inc. * (a)	6	231
Heritage Insurance Holdings, Inc.	2	13
James River Group Holdings Ltd.	2	75
Kinsale Capital Group, Inc.	1	129
Selective Insurance Group, Inc.	3	204
Stewart Information Services Corp.	12	785

		2,490

Interactive Media & Services — 1.2%
Cars.com, Inc. *	19	244
EverQuote, Inc., Class A *	34	626
Liberty TripAdvisor Holdings, Inc., Class A *	387	1,195
Yelp, Inc. *	17	614

		2,679

Internet & Direct Marketing Retail — 0.2%
Overstock.com, Inc. * (a)	2	179
Stitch Fix, Inc., Class A *	3	136
ThredUp, Inc., Class A *	9	191

		506

IT Services — 1.8%
BigCommerce Holdings, Inc., Series 1 *	8	410
BM Technologies, Inc. *	3	28
DigitalOcean Holdings, Inc. *	12	947
Maximus, Inc.	11	874
TTEC Holdings, Inc.	13	1,197
Unisys Corp. *	22	548

		4,004

Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp. *	4	139
Berkeley Lights, Inc. * (a)	7	143
Pacific Biosciences of California, Inc. *	5	115
Personalis, Inc. *	31	603
Quanterix Corp. *	7	358
Rapid Micro Biosystems, Inc., Class A *	20	378
Seer, Inc. * (a)	8	271

		2,007

Machinery — 2.4%
Barnes Group, Inc.	5	217
Chart Industries, Inc. *	3	650
Columbus McKinnon Corp.	8	392
Manitowoc Co., Inc. (The) *	15	313
Meritor, Inc. *	11	243
Mueller Industries, Inc.	3	136
Park-Ohio Holdings Corp.	2	43
Terex Corp.	34	1,423
Wabash National Corp.	5	74
Watts Water Technologies, Inc., Class A	11	1,764

		5,255

Marine — 0.3%
Costamare, Inc. (Monaco)	38	586

Media — 1.2%
Fluent, Inc. *	30	68
Gray Television, Inc.	16	367
Meredith Corp. *	11	585
National CineMedia, Inc.	65	231
Sinclair Broadcast Group, Inc., Class A	12	390
TEGNA, Inc.	52	1,015

		2,656

Metals & Mining — 1.2%
Alcoa Corp. *	9	436
Allegheny Technologies, Inc. *	18	294
Arconic Corp. *	11	344
Cleveland-Cliffs, Inc. *	18	357
Commercial Metals Co. (a)	15	468
Kaiser Aluminum Corp.	2	229
SunCoke Energy, Inc.	38	240
United States Steel Corp.	4	77
Warrior Met Coal, Inc.	6	137
Worthington Industries, Inc.	1	37

		2,619

Mortgage Real Estate Investment Trusts (REITs) — 1.7%
Ares Commercial Real Estate Corp.	16	246
Blackstone Mortgage Trust, Inc., Class A	11	327
Brightspire Capital, Inc.	5	44
Ellington Financial, Inc.	16	291
Granite Point Mortgage Trust, Inc.	4	46
Great Ajax Corp.	1	15
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8	428

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
KKR Real Estate Finance Trust, Inc.	22		460
Ladder Capital Corp.	27		298
MFA Financial, Inc.	33		149
PennyMac Mortgage Investment Trust	25		498
Ready Capital Corp.	12		170
Redwood Trust, Inc.	46		588
TPG RE Finance Trust, Inc.	16		193

			3,753

Multiline Retail — 0.5%
Big Lots, Inc.	6		273
Dillard’s, Inc., Class A (a)	2		293
Macy’s, Inc.	26		597

			1,163

Multi-Utilities — 0.1%
Black Hills Corp.	3		207

Oil, Gas & Consumable Fuels — 2.9%
Antero Resources Corp. *	49		914
Arch Resources, Inc. *	5		464
Berry Corp.	33		238
CNX Resources Corp. * (a)	10		122
CVR Energy, Inc.	9		143
Delek US Holdings, Inc. *	1		17
Green Plains, Inc. * (a)	9		300
Magnolia Oil & Gas Corp., Class A	34		598
Matador Resources Co.	10		361
Oasis Petroleum, Inc.	3		249
Ovintiv, Inc.	43		1,421
Par Pacific Holdings, Inc. *	4		57
PDC Energy, Inc.	16		739
Renewable Energy Group, Inc. * (a)	2		120
REX American Resources Corp. *	1		56
SFL Corp. Ltd. (Norway)	13		111
Southwestern Energy Co. *	95		524

			6,434

Paper & Forest Products — 0.8%
Domtar Corp. *	2		82
Glatfelter Corp.	3		37
Louisiana-Pacific Corp.	8		509
Neenah, Inc.	3		121
Schweitzer-Mauduit International, Inc.	22		759
Verso Corp., Class A	12		255

			1,763

Personal Products — 0.6%
Edgewell Personal Care Co. (a)	14		501
elf Beauty, Inc. *	17		502
Honest Co., Inc. (The) * (a)	15		154
Medifast, Inc.	2		289

			1,446

Pharmaceuticals — 0.9%
Angion Biomedica Corp. * (a)	18		180
Arvinas, Inc. *	—	(b)	33
Cara Therapeutics, Inc. *	7		104
Durect Corp. * (a)	365		466
Landos Biopharma, Inc. *	25		358
Lannett Co., Inc. * (a)	113		338
NGM Biopharmaceuticals, Inc. *	16		326
Phibro Animal Health Corp., Class A	4		88
Revance Therapeutics, Inc. *	2		61
Zogenix, Inc. *	10		144

			2,098

Professional Services — 2.3%
Barrett Business Services, Inc.	11		831
Heidrick & Struggles International, Inc.	10		433
KBR, Inc.	28		1,095
Kelly Services, Inc., Class A	5		89
Kforce, Inc.	7		412
Korn Ferry	19		1,403
TriNet Group, Inc. *	6		549
TrueBlue, Inc. *	15		417

			5,229

Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc. *	1		178
Kennedy-Wilson Holdings, Inc.	9		186
Realogy Holdings Corp. *	42		741
RMR Group, Inc. (The), Class A	2		50

			1,155

Road & Rail — 0.7%
ArcBest Corp.	18		1,468

Semiconductors & Semiconductor Equipment — 2.1%
Alpha & Omega Semiconductor Ltd. *	16		504
Ambarella, Inc. * (a)	2		358
Amkor Technology, Inc.	27		678
Ichor Holdings Ltd. *	8		333
PDF Solutions, Inc. * (a)	6		143
Power Integrations, Inc. (a)	6		574
Rambus, Inc. *	5		109
Semtech Corp. *	6		499
SMART Global Holdings, Inc. *	13		579
SunPower Corp. * (a)	22		506
Ultra Clean Holdings, Inc. *	10		405

			4,688

Software — 4.6%
8x8, Inc. *	2		47
ACI Worldwide, Inc. *	2		68
Asana, Inc., Class A *	14		1,463
Avaya Holdings Corp. *	29		580
Blackbaud, Inc. *	5		317
Blackline, Inc. *	3		331
Cerence, Inc. * (a)	8		730
Cornerstone OnDemand, Inc. *	13		756
Digital Turbine, Inc. *	8		536
eGain Corp. * (a)	60		613
J2 Global, Inc. *	8		1,052
JFrog Ltd. (Israel) *	2		80
Marathon Digital Holdings, Inc. * (a)	12		373
MicroStrategy, Inc., Class A *	—	(b)	145
Model N, Inc. * (a)	2		70
PagerDuty, Inc. *	11		439
Paycor HCM, Inc. *	11		398
SailPoint Technologies Holding, Inc. *	6		262
SPS Commerce, Inc. *	1		81
Viant Technology, Inc., Class A *	6		76
Workiva, Inc. *	1		70
Xperi Holding Corp.	55		1,042
Zuora, Inc., Class A *	48		799

			10,328

Specialty Retail — 2.1%
Aaron’s Co., Inc. (The)	4		98
American Eagle Outfitters, Inc. (a)	13		343
Genesco, Inc. *	8		433

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Guess?, Inc. (a)	12		254
Hibbett, Inc.	12		842
ODP Corp. (The) *	3		135
Rent-A-Center, Inc.	12		663
RH * (a)	1		550
Signet Jewelers Ltd.	13		1,018
Zumiez, Inc. *	9		366

			4,702

Technology Hardware, Storage & Peripherals — 1.1%
3D Systems Corp. *	4		108
Avid Technology, Inc. *	12		356
Diebold Nixdorf, Inc. *	30		307
Super Micro Computer, Inc. *	46		1,667

			2,438

Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc. *	2		330
Deckers Outdoor Corp. *	5		1,827
G-III Apparel Group Ltd. *	3		88
Kontoor Brands, Inc.	8		385
Movado Group, Inc.	9		290
PLBY Group, Inc. * (a)	9		205

			3,125

Thrifts & Mortgage Finance — 2.9%
Axos Financial, Inc. *	4		222
Essent Group Ltd.	18		805
Flagstar Bancorp, Inc.	19		975
FS Bancorp, Inc.	1		48
HomeStreet, Inc.	4		169
Kearny Financial Corp.	14		172
Luther Burbank Corp.	5		70
Merchants Bancorp	—	(b)	2
MGIC Investment Corp.	23		344
Mr. Cooper Group, Inc. *	18		729
NMI Holdings, Inc., Class A *	16		350
Provident Bancorp, Inc.	11		175
Provident Financial Services, Inc.	34		786
Radian Group, Inc.	28		625
Walker & Dunlop, Inc.	10		1,100

			6,572

Trading Companies & Distributors — 3.3%
Applied Industrial Technologies, Inc.	3		243
Beacon Roofing Supply, Inc. *	13		635
Boise Cascade Co.	4		221
CAI International, Inc.	5		252
GMS, Inc. *	18		767
Herc Holdings, Inc. *	14		2,272
MRC Global, Inc. * (a)	7		54
NOW, Inc. *	54		414
Veritiv Corp. *	4		349
WESCO International, Inc. *	18		2,122

			7,329

TOTAL COMMON STOCKS (Cost $160,635)			214,743

	No. of Rights (000)
RIGHTS — 0.0%(c)
Biotechnology — 0.0%(c)
Contra Aduro Biotech I * ‡ (Cost $63)	21		—	(b)
	Shares (000)
SHORT-TERM INVESTMENTS — 12.5%
INVESTMENT COMPANIES — 3.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (d) (e) (Cost $8,193)	8,193		8,193

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 8.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	16,696		16,696
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	3,060		3,060

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $19,756)			19,756

TOTAL SHORT-TERM INVESTMENTS (Cost $27,949)			27,949

Total Investments — 108.7% (Cost $188,647)			242,692
Liabilities in Excess of Other Assets — (8.7)%			(19,402)

Net Assets — 100.0%			223,290

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $19,005.
(b)	Amount rounds to less than one thousand.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	76	12/2021	USD	8,370	(108)

Abbreviations

USD	United States Dollar

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$214,743	$—	—		$214,743
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	8,193	—	—		8,193
Investment of Cash Collateral from Securities Loaned	19,756	—	—		19,756

Total Short-Term Investments	27,949	—	—		27,949

Total Investments in Securities	$242,692	$—	$—	(a)	$242,692

Depreciation in Other Financial Instruments
Futures Contracts	$(108)	$—	$—		$(108)

(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$8,498	$62,000	$53,800	$(3)	$1	$16,696	16,696	$13		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	6,291	62,147	65,378	—	—	3,060	3,060	1		—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	3,240	63,943	58,990	—	—	8,193	8,193	—	(c)	—

Total	$18,029	$188,090	$178,168	$(3)	$1	$27,949		$14		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.